Acquisitions and Divestitures - Additional Information - 2014 Activity - Anadarko Basin and Southern Louisiana Divestitures (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) a	Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets		$ 268,000,000	$ 470,000,000	$ 307,000,000
Goodwill impairment charges		$ 163,000,000	$ 347,000,000	$ 0
Anadarko Basin and Southern Louisiana [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets	$ 1,300,000,000
Anadarko Basin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Oil and gas properties sold | a	115,000		115,000
Loss on sale of oil and gas property	$ 823,000,000
Goodwill impairment charges	10,000,000
Loss on disposal of assets, before tax	$ 180,000,000
Southern Louisiana [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Oil and gas properties sold | a	90,000		90,000